Expense Example	Oct. 31, 2025 USD ($)
CapForce IBD 50 ETF | CapForce IBD 50 ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	298
Expense Example, with Redemption, 5 Years	533
Expense Example, with Redemption, 10 Years	1,206
CapForce IBD Breakout Opportunities ETF | CapForce IBD Breakout Opportunities ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	298
Expense Example, with Redemption, 5 Years	533
Expense Example, with Redemption, 10 Years	$ 1,206